UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Select Money Market Portfolio

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Update *
Money Market	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

* Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,023.80	$ 1.76
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.12	$ 1.76

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	45.2	47.2	63.4
31 - 90	41.1	34.9	21.4
91 - 180	13.7	9.7	7.8
181 - 397	0.0	8.2	7.4
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Money Market Portfolio	48 Days	61 Days	51 Days
All Taxable Money Market Funds Average*	42 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008
	Commercial Paper 26.4%
	Bank CDs, BAs, TDs, and Notes 54.4%
	Repurchase Agreements 20.8%
	Other Investments 0.3%
	Net Other Assets ** (1.9)%

As of August 31, 2007
Commercial Paper 20.6%
Bank CDs, BAs, TDs, and Notes 51.8%
Repurchase Agreements 26.1%
Other Investments 1.3%
Net Other Assets 0.2%

Current and Historical Seven-Day Yields
	2/26/08	11/27/07	8/28/07	5/29/07	2/27/07
Money Market Portfolio	3.56%	4.79%	5.10%	5.05%	5.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 29.0%
	Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.5%
Wachovia Bank NA
	3/28/08	5.40%	$ 33,000,000	$ 33,000,000
London Branch, Eurodollar, Foreign Banks - 13.5%
Banco Santander SA
	4/7/08 to 8/13/08	2.93 to 5.16	206,000,000	206,029,401
Bank of Scotland PLC
	3/27/08	5.00	50,000,000	50,000,000
Barclays Bank PLC
	3/4/08	5.35	18,000,000	18,000,000
Calyon
	6/10/08 to 6/16/08	4.90 to 5.42	40,000,000	40,000,000
Credit Agricole SA
	3/25/08 to 5/29/08	3.10 to 5.00	125,000,000	125,000,000
Credit Industriel et Commercial
	3/17/08 to 5/30/08	3.12 to 5.27	190,000,000	190,000,000
ING Bank NV
	5/19/08 to 6/3/08	3.06 to 3.08	185,000,000	185,000,000
Intesa Sanpaolo SpA
	7/9/08	3.50	3,000,000	3,010,377
Royal Bank of Scotland PLC
	7/9/08	3.50	6,000,000	6,016,923
Societe Generale
	3/14/08 to 7/7/08	3.95 to 5.40	75,000,000	75,000,000
UniCredit SpA
	3/17/08 to 8/19/08	3.00 to 5.15	75,000,000	75,000,000
				973,056,701
New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Abbey National Treasury Services plc
	5/19/08	3.27 (c)	8,000,000	8,000,000
Banco Bilbao Vizcaya Argentaria SA
	6/3/08	3.05	25,000,000	25,000,317
Bank of Scotland PLC
	3/4/08 to 6/9/08	3.32 to 5.03 (c)	195,000,000	195,000,000
BNP Paribas SA
	3/13/08 to 6/13/08	3.04 to 5.13	265,000,000	265,000,003
Credit Suisse First Boston
	3/17/08 to 5/21/08	3.33 to 5.30 (c)	137,000,000	137,000,000
Credit Suisse Group
	4/17/08 to 6/5/08	5.30 to 5.40	35,000,000	35,000,000

	Due Date	Yield (a)	Principal Amount	Value
Deutsche Bank AG
	3/3/08 to 4/4/08	4.75 to 5.19% (c)	$ 55,000,000	$ 55,000,000
Landesbank Baden-Wuert
	6/11/08	5.45	25,000,000	24,999,163
Natexis Banques Populaires NY
	4/25/08	3.27	100,000,000	100,000,000
Norddeutsche Landesbank
	3/4/08	5.34	7,000,000	7,000,000
Rabobank Nederland
	3/3/08	3.18	13,000,000	13,000,000
Royal Bank of Scotland PLC
	5/12/08	4.96	25,000,000	25,000,000
Societe Generale
	4/24/08	3.30	47,000,000	47,000,000
Sumitomo Mitsui Banking Corp.
	3/31/08	5.13	2,000,000	2,000,000
Svenska Handelsbanken AB
	6/3/08	4.89	25,000,000	25,000,318
UBS AG
	4/2/08	5.11	25,000,000	25,000,000
UniCredit SpA
	3/12/08 to 4/7/08	4.67 to 5.25	87,000,000	87,000,061
				1,075,999,862
TOTAL CERTIFICATES OF DEPOSIT				2,082,056,563
Commercial Paper - 26.4%

American Water Capital Corp.
	3/19/08 to 4/14/08	3.49 to 3.53	5,750,000	5,732,594
Australia & New Zealand Banking Group Ltd.
	5/15/08	3.05	150,000,000	149,053,125
Barclays U.S. Funding Corp.
	4/25/08	4.78	50,000,000	49,643,646
Bryant Park Funding LLC
	3/11/08 to 3/19/08	3.24 to 5.47	15,000,000	14,976,343
Burlington Northern Santa Fe Corp.
	3/3/08	3.65 (b)	1,000,000	999,797
Citigroup Funding, Inc.
	4/24/08 to 6/9/08	3.18 to 4.46	101,000,000	100,262,218
CVS Caremark Corp.
	3/3/08	5.28	3,000,000	2,999,128
DAKOTA CP Notes (Citibank Credit Card Issuance Trust)
	4/1/08 to 5/9/08	3.25 to 4.04	79,000,000	78,574,908
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount	Value
Danske Corp.
	5/1/08	3.34% (c)	$ 100,000,000	$ 100,000,000
Devon Energy Corp.
	3/19/08 to 4/24/08	3.32 to 5.09	30,500,000	30,386,301
DnB NOR Bank ASA
	3/27/08 to 5/27/08	4.53 to 4.85	77,000,000	76,622,597
Dominion Resources, Inc.
	3/25/08 to 3/28/08	3.39 to 3.46	13,000,000	12,968,963
Dow Chemical Co.
	5/2/08	3.38 to 3.50	12,000,000	11,929,527
Duke Energy Corp.
	4/14/08	3.34 to 4.24	5,000,000	4,976,484
Edison Asset Securitization LLC
	5/13/08	3.00	50,000,000	49,697,861
Emerald Notes (BA Credit Card Trust)
	3/5/08 to 5/28/08	3.38 to 4.59	46,000,000	45,852,906
Falcon Asset Securitization Corp.
	4/24/08	3.53	1,000,000	994,750
General Electric Capital Corp.
	8/22/08	4.54	14,000,000	13,702,943
Govco, Inc.
	3/4/08 to 5/27/08	3.05 to 5.52	65,000,000	64,701,712
Home Depot, Inc.
	3/6/08 to 3/11/08	3.40 to 3.45	9,000,000	8,992,854
Intesa Funding LLC
	4/22/08 to 5/27/08	3.07 to 3.42	30,000,000	29,796,361
ITT Corp.
	3/18/08 to 5/8/08	3.40 to 5.53	11,000,000	10,952,636
JPMorgan Chase & Co.
	8/4/08	2.92	75,000,000	74,065,625
Jupiter Securitization Corp.
	3/6/08	5.42	10,000,000	9,992,569
Kellogg Co.
	3/19/08 to 5/16/08	3.29 to 4.18	26,350,000	26,243,761
Kitty Hawk Funding Corp.
	3/17/08 to 3/25/08	3.25 to 3.29	13,000,000	12,979,787
Marathon Oil Corp.
	3/14/08	3.51	7,000,000	6,991,153
	3/3/08		5,000,000	4,998,986
Michigan Gen. Oblig.
	3/4/08	5.00	37,300,000	37,300,000
Mont Blanc Capital Corp.
	4/23/08	3.38	3,000,000	2,985,204

	Due Date	Yield (a)	Principal Amount	Value
Morgan Stanley
	6/13/08	5.29%	$ 10,000,000	$ 9,852,956
National Grid USA
	4/3/08 to 5/30/08	3.52 to 5.03	19,000,000	18,878,503
Nationwide Building Society
	3/20/08 to 5/19/08	3.10 to 5.20	40,000,000	39,811,525
Nissan Motor Acceptance Corp.
	3/20/08	3.51	1,000,000	998,153
Norddeutsche Landesbank Girozentrale
	4/15/08	4.00	3,000,000	2,985,150
Norfolk Southern Corp.
	3/28/08	3.51 to 3.54	4,500,000	4,488,137
Pacific Gas & Electric Co.
	3/3/08	3.55	4,000,000	3,999,211
PALISADES Commercial Paper Notes (Citibank Omni Master Trust)
	3/13/08 to 3/18/08	3.41	77,000,000	76,896,111
Rockies Express Pipeline LLC
	3/27/08 to 4/1/08	3.55 to 4.00	18,000,000	17,949,003
Santander Finance, Inc.
	3/25/08 to 6/18/08	4.85 to 5.11	100,000,000	98,972,271
Sheffield Receivables Corp.
	3/12/08 to 4/14/08	3.21 to 5.40	108,500,000	108,250,104
Societe Generale North America, Inc.
	4/18/08 to 5/5/08	3.31 to 3.92	138,000,000	137,277,493
Spectra Energy Capital LLC
	3/14/08	3.49	2,000,000	1,997,487
Textron Financial Corp.
	3/24/08 to 4/4/08	3.37 to 3.54	13,250,000	13,216,445
Thames Asset Global Securities No. 1, Inc.
	3/12/08 to 5/14/08	3.09 to 5.89	140,169,000	139,811,684
Toyota Motor Credit Corp.
	7/29/08 to 8/13/08	2.79 to 4.51	75,000,000	73,913,542
Transocean, Inc.
	3/14/08 to 4/16/08	3.40 to 4.26	16,500,000	16,442,367
UniCredito Italiano Bank (Ireland) PLC
	3/25/08 to 4/18/08	4.63 to 5.01	37,000,000	36,844,463
Variable Funding Capital Co. LLC
	4/24/08	3.18	6,000,000	5,971,560
WellPoint, Inc.
	3/18/08	3.41	10,000,000	9,983,944
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount	Value
Wisconsin Energy Corp.
	3/13/08 to 3/14/08	3.50 to 3.56%	$ 8,000,000	$ 7,990,379
Xcel Energy, Inc.
	5/1/08	3.43	2,000,000	1,988,478
XTO Energy, Inc.
	3/25/08 to 4/29/08	3.39 to 5.45	26,012,000	25,910,071
TOTAL COMMERCIAL PAPER				1,893,803,776
Master Notes - 2.1%

Asset Funding Co. III LLC
	3/7/08 to 4/14/08	3.28 to 4.58 (c)(e)	51,000,000	51,000,000
Bear Stearns International Ltd.
	3/31/08	3.51 (c)	12,000,000	12,000,000
Goldman Sachs Group, Inc.
	6/16/08 to 7/15/08	3.19 to 3.23 (e)	67,000,000	67,000,000
Lehman Brothers Holdings, Inc.
	3/10/08 to 6/30/08	3.28 (c)(e)	8,000,000	8,000,000
Lehman Commercial Paper, Inc.
	3/3/08	3.58 (c)(e)	11,000,000	11,000,000
TOTAL MASTER NOTES				149,000,000
Medium-Term Notes - 23.0%

Abbey National Treasury Services plc
	4/2/08	4.68 (c)	3,000,000	2,996,886
AIG Matched Funding Corp.
	3/3/08 to 5/20/08	3.31 to 4.98 (b)(c)	52,000,000	52,000,000
	5/15/08	3.06 (c)	16,000,000	16,000,000
American Honda Finance Corp.
	5/5/08	3.23 (b)(c)	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd.
	3/25/08 to 6/2/08	3.16 to 3.35 (b)(c)	102,000,000	102,002,755
Bancaja US Debt SAU
	4/23/08	4.10 (b)(c)	11,000,000	11,000,000
Banco Santander Totta SA
	3/17/08	3.13 (b)(c)	10,000,000	10,000,000
Banesto SA
	4/18/08	3.94 (b)(c)	14,000,000	14,000,000
Bank of America NA
	4/25/08 to 5/12/08	3.10 to 3.33 (c)	46,000,000	45,998,746
Bank of New York Co., Inc.
	3/27/08	3.18 (b)(c)	5,000,000	5,000,000

	Due Date	Yield (a)	Principal Amount	Value
Banque Federative du Credit Mutuel
	3/13/08	3.15% (b)(c)	$ 28,000,000	$ 28,000,000
Bayerische Landesbank Girozentrale
	5/19/08	3.11 (c)	5,000,000	5,000,000
BellSouth Corp.
	4/26/08	3.30 (b)	1,000,000	1,000,763
Beta Finance, Inc./Beta Finance Corp.
	4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	9,000,000	8,998,703
BNP Paribas SA
	3/3/08 to 5/13/08	3.08 to 4.03 (c)	67,000,000	66,995,401
	5/19/08	3.06 (b)(c)	5,000,000	5,000,000
BNP Paribas US Medium-Term Note Program LLC
	3/17/08	4.96 (c)	10,000,000	9,995,420
BP Capital Markets plc
	3/11/08	5.07 (c)	23,000,000	23,000,000
Caixa Catalunya
	3/4/08	5.16 (b)(c)	20,000,000	20,000,000
Caja de Ahorros y Pensiones de Barcelona
	4/23/08	3.85 (b)(c)	35,000,000	35,000,000
Caja Madrid SA
	4/21/08	4.04 (c)	5,000,000	5,000,000
Calyon
	3/31/08	3.08 (c)	26,000,000	25,990,923
CC USA, Inc.
	4/9/08	4.48 (b)(c)	6,000,000	5,999,160
Citigroup Funding, Inc.
	5/14/08	3.07 (c)	39,000,000	39,000,000
Commonwealth Bank of Australia
	3/25/08 to 4/3/08	3.16 to 4.71 (b)(c)	66,000,000	66,000,948
Compagnie Financiere du Credit Mutuel
	3/10/08	5.35 (b)(c)	8,000,000	8,000,000
Credit Agricole SA
	3/25/08 to 4/23/08	3.84 to 4.85 (b)(c)	156,000,000	156,000,000
Cullinan Finance Corp.
	4/15/08	5.36 (b)	14,000,000	14,000,000
Cullinan Finance Ltd./Corp.
	5/27/08	5.35 (b)	20,000,000	20,000,000
Danske Bank A/S
	3/20/08	3.08 (b)(c)	50,000,000	49,997,976
DnB NOR Bank ASA
	3/25/08	3.14 (b)(c)	14,500,000	14,499,984
Dorada Finance, Inc.
	4/9/08	4.48 (b)(c)	5,000,000	4,999,299
General Electric Capital Corp.
	3/7/08 to 3/25/08	3.16 to 5.17 (c)	81,000,000	80,998,218
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount	Value
Genworth Life Insurance Co.
	3/3/08	3.33% (c)(e)	$ 5,000,000	$ 5,000,000
HBOS Treasury Services PLC
	3/10/08 to 3/25/08	3.16 to 4.95 (b)(c)	15,000,000	14,999,873
HSBC Finance Corp.
	3/24/08	3.19 (c)	2,000,000	2,000,000
HSH Nordbank AG
	3/24/08 to 3/25/08	3.12 to 3.20 (b)(c)	13,000,000	12,999,996
ING USA Annuity & Life Insurance Co.
	3/24/08	5.14 (c)(e)	1,000,000	1,000,000
Intesa Bank Ireland PLC
	3/25/08	3.15 (b)(c)	24,000,000	24,000,000
Links Finance LLC
	4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	14,000,000	13,999,471
Merrill Lynch & Co., Inc.
	3/4/08 to 3/27/08	3.15 to 3.28 (c)	27,000,000	27,000,567
Metropolitan Life Global Funding I
	3/6/08	3.21 (b)(c)	2,213,000	2,213,000
Monumental Global Funding 2007
	5/29/08	3.24 (b)(c)	10,000,000	10,000,000
Morgan Stanley
	3/3/08 to 4/25/08	3.22 to 5.20 (c)	28,016,000	28,012,775
National Australia Bank Ltd.
	3/6/08	4.22 (b)(c)	31,000,000	31,000,000
National Rural Utils. Coop. Finance Corp.
	3/4/08	3.15 (c)	1,000,000	1,000,000
Nationwide Building Society
	3/28/08	4.92 (c)	5,000,000	5,000,833
New York Life Insurance Co.
	5/30/08	3.15 (c)(e)	16,000,000	16,000,000
Pacific Life Global Funding
	3/4/08	3.21 (b)(c)	2,000,000	2,000,434
PNC Bank NA, Pittsburgh
	5/6/08	3.35 (c)	13,000,000	13,000,000
RACERS
	3/25/08	3.27 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
	3/31/08	3.07 (c)	7,000,000	6,996,771
	3/6/08	3.15 (b)(c)	10,000,000	10,000,000
Royal Bank of Scotland PLC
	3/25/08 to 4/11/08	3.12 to 4.45 (b)(c)	10,500,000	10,499,732
Security Life of Denver Insurance Co.
	3/28/08	3.35 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
	3/28/08 to 8/1/08	4.81 to 5.39 (b)(c)	45,000,000	44,999,176

	Due Date	Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
	3/10/08 to 3/25/08	4.85 to 5.14% (b)(c)	$ 51,000,000	$ 50,998,449
Societe Generale
	3/25/08	3.07 (c)	7,000,000	6,999,143
	3/3/08	3.14 (b)(c)	11,000,000	11,000,104
Southern Co.
	3/20/08	4.94 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
	3/13/08 to 4/7/08	3.11 to 4.21 (b)(c)	74,000,000	74,000,000
UniCredito Italiano Bank (Ireland) PLC
	3/10/08 to 3/17/08	3.14 to 3.19 (b)(c)	36,500,000	36,499,972
	4/11/08	4.43 (c)	17,000,000	16,986,576
Verizon Communications, Inc.
	3/17/08	5.02 (c)	17,000,000	17,000,000
Wachovia Bank NA
	3/27/08 to 4/25/08	3.11 to 4.67% (c)	$ 44,000,000	$ 43,986,884
Wells Fargo & Co.
	3/17/08	3.20 (b)(c)	30,000,000	30,008,101
WestLB AG
	3/10/08 to 3/31/08	3.23 to 4.88 (b)(c)	7,500,000	7,500,224
Westpac Banking Corp.
	3/11/08	5.20 (c)	13,000,000	13,006,564
	5/6/08	4.69 (b)(c)	41,000,000	40,984,983
	6/4/08	3.28 (b)(c)	44,000,000	44,000,000
TOTAL MEDIUM-TERM NOTES				1,655,168,810
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
	4/2/08	4.85 (c)(e)	5,000,000	5,000,000
New York Life Insurance Co.
	4/2/08	4.81 (c)(e)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES				10,000,000
Asset-Backed Securities - 0.3%

Master Funding Trust I
	3/25/08 to 6/25/08	3.12 (b)(c)	22,000,000	22,000,000
Municipal Securities - 0.2%

Texas Gen. Oblig. Series E, VRDN
3/7/08	3.18 (c)	11,500,000	11,500,000
Repurchase Agreements - 20.8%
	Maturity Amount	Value
In a joint trading account at 3.2% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	$ 764,204	$ 764,000
With:
Banc of America Securities LLC at:
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $29,408,024, 0% - 0.69%, 3/15/19 - 1/15/49)	28,007,642	28,000,000
3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $117,632,585, 6.5% - 7.63%, 8/1/09 - 11/1/17)	112,031,033	112,000,000
Barclays Capital, Inc. at:
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at:
$228,542,357, 3.28% - 6%, 2/25/11 - 1/25/37)	224,061,133	224,000,000
$64,278,326, 3%, 3/10/08)	63,017,194	63,000,000
3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Equity Securities valued at $7,352,041)	7,001,940	7,000,000
Bear Stearns & Co. at:
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations valued at $79,310,139, 0% - 5.63%, 10/15/22 - 2/15/38)	77,021,047	77,000,000
3.63%, dated 2/12/08 due 3/13/08 (Collateralized by U.S. Government Obligations valued at $21,458,981, 6.5%, 11/1/36)	21,063,525	21,000,000
Deutsche Bank Securities, Inc. at 3.33%, dated 2/29/08 due 3/3/08:
(Collateralized by Corporate Obligations valued at $309,836,447, 1.5% - 8%, 5/15/08 - 11/1/37)	295,081,740	295,000,000
(Collateralized by Mortgage Loan Obligations valued at $12,603,492, 5.7%, 7/10/17)	12,003,325	12,000,000
Goldman Sachs & Co. at:
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Corporate Obligations valued at $27,608,437, 0%, 3/1/42)	27,218,059	27,000,000
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $82,972,639, 10.5% - 10.75%, 12/15/15 - 11/1/16)	79,021,560	79,000,000

	Maturity Amount	Value
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by U.S. Government Obligations valued at $26,618,544, 6%, 12/1/34)	$ 26,222,950	$ 26,000,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by U.S. Government Obligations valued at $25,641,780, 5%, 6/1/35)	25,263,521	25,000,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by U.S. Government Obligations valued at $47,301,616, 5% - 6%, 12/1/34 - 9/1/35)	46,561,200	46,000,000
Lehman Brothers, Inc. at:
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by U.S. Government Obligations valued at $26,599,492, 6%, 12/20/37)	26,216,883	26,000,000
3.35%, dated 2/29/08 due 3/3/08 (Collateralized by Municipal Bond Obligations valued at $278,253,053, 0% - 11.11%, 10/1/09 - 6/1/49)	265,073,869	265,000,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by U.S. Government Obligations valued at $12,325,803, 5.5%, 1/15/37)	12,141,067	12,000,000
UBS Warburg LLC at 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $33,401,127, 0.14% - 6%, 8/25/37 - 7/15/42)	31,868,146	31,000,000
Wachovia Securities, Inc. at:
3.18%, dated:
8/24/07 due 8/22/08 (Collateralized by Commercial Paper Obligations valued at $51,045,024, 0%, 3/4/08 - 3/17/08) (c)(d)	51,607,667	50,000,000
2/19/08 due 5/19/08 (Collateralized by Commercial Paper Obligations valued at $43,910,366, 0%, 3/3/08 - 11/25/35)	43,341,850	43,000,000
3.2%, dated 2/27/08 due 5/27/08 (Collateralized by Commercial Paper Obligations valued at $22,449,972, 0%, 3/13/08 - 3/27/08)	22,175,966	22,000,000
TOTAL REPURCHASE AGREEMENTS		1,491,764,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $7,315,293,149)	7,315,293,149
NET OTHER ASSETS - (1.9)%	(137,098,064)
NET ASSETS - 100%	$ 7,178,195,085
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,151,202,900 or 16.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $170,000,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 3.28%, 3/7/08	11/7/06	$ 10,000,000
3.29%, 3/7/08	8/29/06	$ 9,000,000
4.58%, 4/14/08	10/10/07	$ 32,000,000
Genworth Life Insurance Co. 3.33%, 3/3/08	7/31/07	$ 5,000,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 40,000,000
3.23%, 6/16/08	2/14/08	$ 27,000,000
ING USA Annuity & Life Insurance Co. 5.14%, 3/24/08	6/23/05	$ 1,000,000
Lehman Brothers Holdings, Inc.: 3.28%, 3/10/08	1/10/07	$ 6,000,000
3.28%, 6/30/08	12/11/06	$ 2,000,000
Lehman Commercial Paper, Inc. 3.58%, 3/3/08	9/28/07	$ 11,000,000
Metropolitan Life Insurance Co. 4.85%, 4/2/08	3/26/02	$ 5,000,000
New York Life Insurance Co.: 3.15%, 5/30/08	11/9/07	$ 16,000,000
4.81%, 4/2/08	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 3.35%, 3/28/08	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$764,000 due 3/03/08 at 3.20%
ABN AMRO Bank N.V., New York Branch	$ 52,205
Bear Stearns & Co., Inc.	130,512
Credit Suisse Securities (USA) LLC	234,922
Dresdner Kleinwort Securities LLC	13,052
ING Financial Markets LLC	98,388
J.P. Morgan Securities, Inc.	26,102
Merrill Lynch Government Securities, Inc.	208,819
$ 764,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008
Assets
Investment in securities, at value (including repurchase agreements of $1,491,764,000) - See accompanying schedule: Unaffiliated issuers (cost $7,315,293,149)		$ 7,315,293,149
Cash		451,889
Receivable for investments sold		44,032,425
Receivable for fund shares sold		35,890,021
Interest receivable		30,914,578
Prepaid expenses		12,254
Total assets		7,426,594,316

Liabilities
Payable for investments purchased	$ 104,000,317
Payable for fund shares redeemed	140,959,138
Distributions payable	1,392,802
Accrued management fee	1,196,178
Other affiliated payables	616,448
Other payables and accrued expenses	234,348
Total liabilities		248,399,231

Net Assets		$ 7,178,195,085
Net Assets consist of:
Paid in capital		$ 7,177,848,340
Distributions in excess of net investment income		(93,286)
Accumulated undistributed net realized gain (loss) on investments		440,031
Net Assets, for 7,177,636,667 shares outstanding		$ 7,178,195,085
Net Asset Value, offering price and redemption price per share ($7,178,195,085 ÷ 7,177,636,667 shares)		$ 1.00

Statement of Operations

	Year ended February 29, 2008
Investment Income
Interest (including $68,770 from affiliated interfund lending)		$ 231,869,827

Expenses
Management fee	$ 10,277,213
Transfer agent fees	4,858,964
Accounting fees and expenses	389,498
Custodian fees and expenses	71,127
Independent trustees' compensation	15,266
Registration fees	406,405
Audit	44,073
Legal	14,275
Miscellaneous	18,632
Total expenses before reductions	16,095,453
Expense reductions	(95,828)	15,999,625
Net investment income		215,870,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		553,679
Net increase in net assets resulting from operations		$ 216,423,881

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 215,870,202	$ 78,305,770
Net realized gain (loss)	553,679	25,093
Net increase in net assets resulting from operations	216,423,881	78,330,863
Distributions to shareholders from net investment income	(215,868,544)	(78,307,384)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,603,380,888	4,415,464,744
Reinvestment of distributions	200,038,476	72,185,112
Cost of shares redeemed	(6,193,419,457)	(2,811,829,894)
Net increase (decrease) in net assets and shares resulting from share transactions	4,609,999,907	1,675,819,962
Total increase (decrease) in net assets	4,610,555,244	1,675,843,441

Net Assets
Beginning of period	2,567,639,841	891,796,400
End of period (including distributions in excess of net investment income of $93,286 and distributions in excess of net investment income of $94,944, respectively)	$ 7,178,195,085	$ 2,567,639,841

Financial Highlights

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.049	.049	.033	.013	.009
Distributions from net investment income	(.049)	(.049)	(.033)	(.013)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	5.01%	4.97%	3.32%	1.29%	.86%
Ratios to Average Net Assets C
Expenses before reductions	.36%	.39%	.40%	.39%	.40%
Expenses net of fee waivers, if any	.36%	.39%	.40%	.39%	.40%
Expenses net of all reductions	.36%	.38%	.40%	.39%	.40%
Net investment income	4.82%	4.92%	3.34%	1.26%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,178,195	$ 2,567,640	$ 891,796	$ 584,755	$ 607,620

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Select Portfolios) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	300,059
Undistributed long-term capital gain	16,524

Cost for federal income tax purposes	$ 7,315,293,149

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Ordinary Income	$ 215,868,544	$ 78,307,384

Annual Report

Notes to Financial Statements - continued

For the period ended February 29, 2008

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $5,086,673 or an annual rate of .11% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 15,773,931	5.41%

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $13,343 and $82,485, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Fidelity Fixed-Income Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Money Market Portfolio. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Money Market Portfolio. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Money Market Portfolio. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005), and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Money Market Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Money Market Portfolio. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Money Market Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Money Market Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Money Market Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Money Market Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Money Market Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Money Market Portfolio. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Money Market Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $16,524, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $48,763,352 of distributions paid during the period January 1, 2008 to February 29, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SELMM-UANN-0408
1.813604.103

Spartan® Short-Term Treasury Bond Index Fund
Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Spartan® Treasury Bond Index Funds

As usually happens in times of economic stress, investors in growing numbers turned to U.S. investment-grade bonds during the 12-month period ending February 29, 2008. In that time, the high-quality debt market gained 7.30% according to the Lehman Brothers® U.S. Aggregate Index. That's well in excess of the domestic stock market - as measured by the Standard & Poor's 500SM Index - which tumbled 3.60% in the same period. Bonds with the lowest levels of risk generally ended the period with the highest returns, benefiting from a massive flight to quality from the turmoil in the credit markets. Aggressive intervention by the Federal Reserve Board also boosted the prospects for bonds. The central bank slashed rates five times during the period, lowering the federal funds target rate from 5.25% to 3.00%. Treasuries had the best showing within the Aggregate index, gaining 11.39% according to the Lehman Brothers U.S. Treasury Index. The asset-backed category - home to weak subprime debt - had the worst performance, falling 0.03% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

For the 12 months ending February 29, 2008, the Investor and Fidelity Advantage Classes of the Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds performed in line with their respective Lehman Brothers benchmarks. (For specific portfolio performance results, please refer to the performance sections of this report.) I sought to create portfolios that matched the characteristics of their respective Lehman Brothers benchmarks - including maturity and interest rate sensitivity, or duration - using a smaller number of representative securities. Investing in representative securities helped save costs for the funds. Furthermore, given the high correlation of the price movements of similar-maturity Treasuries, investing in representative securities didn't materially compromise my ability to match the indexes' risk characteristics. In order to generate modest amounts of incremental return for the funds, I used strategies involving overnight repurchase agreements, also known as repos. Essentially, I lent out some of the funds' Treasury holdings overnight, invested the proceeds in higher-yielding investments and then repurchased the bonds the next day. The net effect was that the fund generally earned more interest on repo transactions than it would have by holding the Treasury securities outright.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,071.00	$ 1.03
Hypothetical A	$ 1,000.00	$ 1,023.87	$ 1.01
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,071.50	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.37	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,101.40	$ 1.04
Hypothetical A	$ 1,000.00	$ 1,023.87	$ 1.01
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,102.00	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.37	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,090.70	$ 1.04
Hypothetical A	$ 1,000.00	$ 1,023.87	$ 1.01
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,091.20	$ .52
Hypothetical A	$ 1,000.00	$ 1,024.37	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of Fund A
Spartan® Short-Term Treasury Bond Index Fund - Investor Class	10.38%	6.89%
Fidelity Advantage Class	10.49%	7.00%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 1-5 Year U.S. Treasury Index performed over the same period.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	37.3	24.1
4 - 4.99%	40.4	51.7
5 - 5.99%	0.5	0.7
6 - 6.99%	9.7	14.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	2.3	2.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	2.3	2.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Treasury Obligations 99.2%	U.S. Treasury Obligations 98.7%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.3%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
6.875% 8/15/25	$ 133,000	$ 174,936
8% 11/15/21	97,000	136,543
8.125% 8/15/19	20,000	27,844
U.S. Treasury Notes:
3% 2/15/09	4,554,000	4,608,434
3.125% 4/15/09	1,461,000	1,486,568
3.375% 9/15/09	50,983,000	52,373,101
3.375% 11/30/12 (b)	29,981,000	31,180,240
3.5% 2/15/10	19,645,000	20,344,853
3.625% 7/15/09	10,829,000	11,132,721
3.625% 5/15/13	3,586,000	3,770,062
3.875% 5/15/09	20,672,000	21,238,868
3.875% 5/15/10	9,611,000	10,069,771
4% 3/15/10	14,525,000	15,214,938
4% 4/15/10	1,167,000	1,223,800
4.125% 8/15/10	3,188,000	3,370,063
4.25% 10/15/10	13,022,000	13,849,105
4.25% 1/15/11	10,374,000	11,074,245
4.375% 12/15/10	513,000	548,589
4.375% 8/15/12	3,438,000	3,732,915
4.5% 2/15/09	1,033,000	1,060,116
4.5% 11/15/10	4,755,000	5,094,536
4.5% 2/28/11	6,393,000	6,878,472
4.5% 3/31/12	3,342,000	3,632,336
4.625% 7/31/09	693,000	722,669
4.625% 8/31/11	2,552,000	2,772,110
4.625% 10/31/11	12,630,000	13,745,974
4.625% 12/31/11	7,731,000	8,434,042
4.625% 2/29/12	8,141,000	8,886,406
4.625% 7/31/12 (b)	15,197,000	16,615,777
4.75% 11/15/08	1,962,000	2,002,925
4.75% 3/31/11	4,036,000	4,377,801
4.75% 1/31/12	6,067,000	6,648,577
4.75% 5/31/12	7,054,000	7,743,416
4.875% 4/30/08	1,618,000	1,625,331
4.875% 5/15/09	8,751,000	9,094,888
4.875% 5/31/09	739,000	769,080
4.875% 4/30/11	8,940,000	9,740,407
4.875% 5/31/11 (b)	7,432,000	8,107,264
4.875% 7/31/11	2,409,000	2,635,786
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 2/15/11	$ 1,925,000	$ 2,098,851
6% 8/15/09	12,587,000	13,388,439
6.5% 2/15/10	24,937,000	27,243,673
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $354,060,004)		368,876,472
Cash Equivalents - 13.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 5,136,360	5,135,000
(Collateralized by U.S. Government Obligations) # (a)	45,303,002	45,291,000
TOTAL CASH EQUIVALENTS (Cost $50,426,000)		50,426,000
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $404,486,004)		419,302,472
NET OTHER ASSETS - (12.8)%		(47,536,025)
NET ASSETS - 100%		$ 371,766,447
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,135,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 209,111
Banc of America Securities LLC	334,435
Bank of America, NA	501,866
Barclays Capital, Inc.	2,501,960
ING Financial Markets LLC	521,162
J.P. Morgan Securities, Inc.	167,289
Societe Generale, New York Branch	439,133
UBS Securities LLC	418,222
WestLB AG	41,822
$ 5,135,000
$45,291,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 25,799,377
Bank of America, NA	16,124,611
Barclays Capital, Inc.	3,367,012
$ 45,291,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $44,281,629 and repurchase agreements of $50,426,000) - See accompanying schedule: Unaffiliated issuers (cost $404,486,004)		$ 419,302,472
Cash		752
Receivable for investments sold		43,505,911
Receivable for fund shares sold		736,645
Interest receivable		3,232,302
Total assets		466,778,082

Liabilities
Payable for investments purchased	$ 49,038,992
Payable for fund shares redeemed	511,514
Distributions payable	127,255
Accrued management fee	30,022
Other affiliated payables	10,509
Other payables and accrued expenses	2,343
Collateral on securities loaned, at value	45,291,000
Total liabilities		95,011,635

Net Assets		$ 371,766,447
Net Assets consist of:
Paid in capital		$ 354,063,489
Undistributed net investment income		1,094,666
Accumulated undistributed net realized gain (loss) on investments		1,791,824
Net unrealized appreciation (depreciation) on investments		14,816,468
Net Assets		$ 371,766,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2008

Investor Class: Net Asset Value, offering price and redemption price per share ($129,158,212 ÷ 12,181,898 shares)	$ 10.60

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($242,608,235 ÷ 22,881,560 shares)	$ 10.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended February 29, 2008

Investment Income
Interest		$ 10,657,784

Expenses
Management fee	$ 240,700
Transfer agent fees	64,638
Independent trustees' compensation	835
Miscellaneous	533
Total expenses before reductions	306,706
Expense reductions	(731)	305,975
Net investment income (loss)		10,351,809
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,298,652
Change in net unrealized appreciation (depreciation) on investment securities		13,935,872
Net gain (loss)		16,234,524
Net increase (decrease) in net assets resulting from operations		$ 26,586,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,351,809	$ 5,700,004
Net realized gain (loss)	2,298,652	(66,346)
Change in net unrealized appreciation (depreciation)	13,935,872	932,698
Net increase (decrease) in net assets resulting from operations	26,586,333	6,566,356
Distributions to shareholders from net investment income	(9,654,255)	(5,133,066)
Distributions to shareholders from net realized gain	(605,703)	-
Total distributions	(10,259,958)	(5,133,066)
Share transactions - net increase (decrease)	176,724,173	159,791,254
Total increase (decrease) in net assets	193,050,548	161,224,544

Net Assets
Beginning of period	178,715,899	17,491,355
End of period (including undistributed net investment income of $1,094,666 and undistributed net investment income of $446,644, respectively)	$ 371,766,447	$ 178,715,899

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.433	.457	.075
Net realized and unrealized gain (loss)	.579	(.003) E	(.054)
Total from investment operations	1.012	.454	.021
Distributions from net investment income	(.407)	(.394)	(.061)
Distributions from net realized gain	(.025)	-	-
Total distributions	(.432)	(.394)	(.061)
Net asset value, end of period	$ 10.60	$ 10.02	$ 9.96
Total Return B,C	10.38%	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20% A
Net investment income	4.24%	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,158	$ 26,670	$ 7,357
Portfolio turnover rate	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.441	.465	.076
Net realized and unrealized gain (loss)	.581	(.001) E	(.053)
Total from investment operations	1.022	.464	.023
Distributions from net investment income	(.417)	(.404)	(.063)
Distributions from net realized gain	(.025)	-	-
Total distributions	(.442)	(.404)	(.063)
Net asset value, end of period	$ 10.60	$ 10.02	$ 9.96
Total Return B,C	10.49%	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income	4.34%	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,608	$ 152,046	$ 10,134
Portfolio turnover rate	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of Fund A
Spartan Intermediate Treasury Bond Index Fund - Investor Class	13.32%	8.20%
Fidelity Advantage Class	13.43%	8.31%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers 5-10 Year U.S. Treasury Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.1	0.3
3 - 3.99%	2.7	8.4
4 - 4.99%	57.9	49.5
6 - 6.99%	0.9	1.3
7 - 7.99%	2.8	11.3
8 - 8.99%	10.3	8.8
9% and over	3.2	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.8	6.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	6.0	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Treasury Obligations 98.4%	U.S. Treasury Obligations 98.4%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 1.6%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.4%
	Principal Amount	Value
U.S. Treasury Obligations - 98.4%
U.S. Treasury Bonds:
6% 2/15/26	$ 83,000	$ 100,210
6.25% 8/15/23	232,000	285,197
7.25% 5/15/16	21,840,000	27,849,407
7.5% 11/15/16	8,540,000	11,099,336
8.75% 5/15/17	8,639,000	12,135,100
8.875% 8/15/17	91,995,000	130,704,743
9.125% 5/15/18	7,844,000	11,458,978
9.25% 2/15/16	581,000	821,253
9.875% 11/15/15	5,517,000	7,986,718
10.625% 8/15/15	10,449,000	15,574,726
12% 8/15/13	7,990,000	8,351,420
U.S. Treasury Notes:
2.625% 3/15/09	1,411,000	1,425,550
3.25% 8/15/08	3,498,000	3,520,681
3.375% 11/30/12	3,097,000	3,220,880
3.5% 11/15/09	5,363,000	5,535,201
3.5% 2/15/18	23,907,000	23,847,233
3.625% 5/15/13	1,517,000	1,594,865
4% 6/15/09	1,609,000	1,659,281
4% 11/15/12	3,161,000	3,378,319
4% 2/15/14 (b)	116,521,000	124,458,993
4% 2/15/15	33,288,000	35,282,684
4.125% 5/15/15	102,522,000	109,169,937
4.25% 8/15/13 (b)	86,564,000	93,671,683
4.25% 11/15/13	17,951,000	19,433,358
4.25% 8/15/14 (b)	29,533,000	31,886,426
4.25% 11/15/14	1,229,000	1,324,824
4.25% 8/15/15	38,045,000	40,779,484
4.5% 3/31/12	909,000	987,969
4.5% 11/15/15	36,556,000	39,751,799
4.5% 2/15/16	73,083,000	79,340,732
4.5% 5/15/17 (b)	50,777,000	54,700,336
4.625% 11/15/16 (b)	116,222,000	126,700,111
4.625% 2/15/17	12,384,000	13,475,340
4.75% 5/15/14	19,716,000	21,870,900
4.875% 4/30/08	7,304,000	7,337,094
4.875% 4/30/11	117,000	127,475
4.875% 7/31/11	92,000	100,661
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 161,000	$ 177,553
6% 8/15/09	10,958,000	11,655,718
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,017,753,738)		1,082,782,175
Cash Equivalents - 28.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 20,137,332	20,132,000
(Collateralized by U.S. Government Obligations) # (a)	289,020,570	288,944,000
TOTAL CASH EQUIVALENTS (Cost $309,076,000)		309,076,000
TOTAL INVESTMENT PORTFOLIO - 126.5% (Cost $1,326,829,738)		1,391,858,175
NET OTHER ASSETS - (26.5)%		(291,672,237)
NET ASSETS - 100%		$ 1,100,185,938
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,132,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 819,829
Banc of America Securities LLC	1,311,168
Bank of America, NA	1,967,589
Barclays Capital, Inc.	9,809,048
ING Financial Markets LLC	2,043,238
J.P. Morgan Securities, Inc.	655,863
Societe Generale, New York Branch	1,721,641
UBS Securities LLC	1,639,658
WestLB AG	163,966
$ 20,132,000
$288,944,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 164,592,860
Bank of America, NA	102,870,537
Barclays Capital, Inc.	21,480,603
$ 288,944,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $282,702,883 and repurchase agreements of $309,076,000) - See accompanying schedule: Unaffiliated issuers (cost $1,326,829,738)		$ 1,391,858,175
Receivable for investments sold		101,179,319
Receivable for fund shares sold		1,981,100
Interest receivable		7,073,308
Other receivables		342,303
Total assets		1,502,434,205

Liabilities
Payable to custodian bank	$ 244,374
Payable for investments purchased	101,355,139
Payable for fund shares redeemed	11,442,361
Distributions payable	83,353
Accrued management fee	88,540
Other affiliated payables	75,218
Other payables and accrued expenses	15,282
Collateral on securities loaned, at value	288,944,000
Total liabilities		402,248,267

Net Assets		$ 1,100,185,938
Net Assets consist of:
Paid in capital		$ 1,020,321,996
Undistributed net investment income		1,758,818
Accumulated undistributed net realized gain (loss) on investments		13,076,687
Net unrealized appreciation (depreciation) on investments		65,028,437
Net Assets		$ 1,100,185,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Investor Class: Net Asset Value, offering price and redemption price per share ($925,538,447 ÷ 85,402,973 shares)	$ 10.84

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($174,647,491 ÷ 16,114,991 shares)	$ 10.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Year ended February 29, 2008

Investment Income
Interest		$ 36,131,356

Expenses
Management fee	$ 795,543
Transfer agent fees	728,801
Independent trustees' compensation	2,776
Miscellaneous	1,757
Total expenses before reductions	1,528,877
Expense reductions	(495)	1,528,382
Net investment income		34,602,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,211,453
Change in net unrealized appreciation (depreciation) on investment securities		63,164,560
Net gain (loss)		76,376,013
Net increase (decrease) in net assets resulting from operations		$ 110,978,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,602,974	$ 7,850,278
Net realized gain (loss)	13,211,453	436,052
Change in net unrealized appreciation (depreciation)	63,164,560	1,936,730
Net increase (decrease) in net assets resulting from operations	110,978,987	10,223,060
Distributions to shareholders from net investment income	(32,941,102)	(7,521,605)
Distributions to shareholders from net realized gain	(659,769)	-
Total distributions	(33,600,871)	(7,521,605)
Share transactions - net increase (decrease)	388,903,672	619,510,006
Total increase (decrease) in net assets	466,281,788	622,211,461

Net Assets
Beginning of period	633,904,150	11,692,689
End of period (including undistributed net investment income of $1,758,818 and undistributed net investment income of $310,561, respectively)	$ 1,100,185,938	$ 633,904,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.440	.432	.076
Net realized and unrealized gain (loss)	.850	.055	(.091)
Total from investment operations	1.290	.487	(.015)
Distributions from net investment income	(.420)	(.417)	(.075)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.430)	(.417)	(.075)
Net asset value, end of period	$ 10.84	$ 9.98	$ 9.91
Total Return B,C	13.32%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20% A
Net investment income	4.35%	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 925,538	$ 610,674	$ 5,319
Portfolio turnover rate	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.453	.441	.078
Net realized and unrealized gain (loss)	.847	.056	(.091)
Total from investment operations	1.300	.497	(.013)
Distributions from net investment income	(.430)	(.427)	(.077)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.440)	(.427)	(.077)
Net asset value, end of period	$ 10.84	$ 9.98	$ 9.91
Total Return B,C	13.43%	5.18%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income	4.45%	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,647	$ 23,231	$ 6,374
Portfolio turnover rate	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of Fund A
Spartan Long-Term Treasury Bond Index Fund - Investor Class	10.56%	7.07%
Fidelity Advantage Class	10.67%	7.18%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Long Year U.S. Treasury Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
4 - 4.99%	11.0	10.3
5 - 5.99%	8.7	7.1
6 - 6.99%	35.3	30.0
7 - 7.99%	11.4	15.6
8 - 8.99%	29.7	34.5
9 - 9.99%	1.7	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	17.4	17.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	11.2	10.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Treasury Obligations 99.3%	U.S. Treasury Obligations 99.2%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 0.8%

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 6,717,000	$ 6,802,534
4.75% 2/15/37	3,298,000	3,475,782
5% 5/15/37	2,959,000	3,243,573
5.25% 2/15/29	3,073,000	3,429,035
5.375% 2/15/31	1,417,000	1,614,384
6% 2/15/26	16,046,000	19,373,042
6.125% 11/15/27	3,173,000	3,902,790
6.125% 8/15/29	2,316,000	2,870,031
6.25% 8/15/23	20,000	24,586
6.25% 5/15/30	1,224,000	1,545,682
6.375% 8/15/27	96,000	121,162
6.625% 2/15/27	685,000	885,576
6.75% 8/15/26	1,003,000	1,309,385
6.875% 8/15/25	2,653,000	3,489,523
7.125% 2/15/23	2,824,000	3,738,270
7.25% 5/15/16	1,000	1,275
7.5% 11/15/16	29,000	37,691
7.5% 11/15/24	135,000	187,376
7.625% 2/15/25	2,515,000	3,532,986
7.875% 2/15/21	2,362,000	3,271,002
8% 11/15/21	3,273,000	4,607,258
8.125% 8/15/19	3,722,000	5,181,724
8.125% 5/15/21	7,484,000	10,583,431
8.125% 8/15/21	182,000	257,871
8.5% 2/15/20	276,000	396,125
8.75% 5/15/17	313,000	439,667
8.75% 8/15/20	936,000	1,374,019
8.875% 2/15/19	3,641,000	5,286,845
9% 11/15/18	1,135,000	1,658,165
U.S. Treasury Notes:
4.125% 8/15/08	192,000	193,965
5.125% 5/15/16	3,000	3,379
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,873,096)		92,838,134
Cash Equivalents - 2.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $2,011,000)	$ 2,011,533	$ 2,011,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $90,884,096)		94,849,134
NET OTHER ASSETS - (1.5)%		(1,381,771)
NET ASSETS - 100%		$ 93,467,363
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,011,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 81,893
Banc of America Securities LLC	130,974
Bank of America, NA	196,544
Barclays Capital, Inc.	979,831
ING Financial Markets LLC	204,101
J.P. Morgan Securities, Inc.	65,515
Societe Generale, New York Branch	171,976
UBS Securities LLC	163,787
WestLB AG	16,379
$ 2,011,000
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $68,871 all of which will expire on February 29, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including repurchase agreements of $2,011,000) - See accompanying schedule: Unaffiliated issuers (cost $90,884,096)		$ 94,849,134
Cash		675
Receivable for investments sold		1,280,455
Receivable for fund shares sold		640,409
Interest receivable		549,577
Total assets		97,320,250

Liabilities
Payable for investments purchased	$ 3,284,409
Payable for fund shares redeemed	540,072
Distributions payable	16,152
Accrued management fee	7,681
Other affiliated payables	4,573
Total liabilities		3,852,887

Net Assets		$ 93,467,363
Net Assets consist of:
Paid in capital		$ 89,796,468
Distributions in excess of net investment income		(2,193)
Accumulated undistributed net realized gain (loss) on investments		(291,950)
Net unrealized appreciation (depreciation) on investments		3,965,038
Net Assets		$ 93,467,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Investor Class: Net Asset Value, offering price and redemption price per share ($55,139,180 ÷ 5,263,801 shares)	$ 10.48

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($38,328,183 ÷ 3,658,851 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Year ended February 29, 2008

Investment Income
Interest		$ 1,963,011

Expenses
Management fee	$ 42,283
Transfer agent fees	24,764
Independent trustees' compensation	135
Miscellaneous	89
Total expenses before reductions	67,271
Expense reductions	(200)	67,071
Net investment income		1,895,940
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(246,164)
Change in net unrealized appreciation (depreciation) on investment securities		3,587,698
Net gain (loss)		3,341,534
Net increase (decrease) in net assets resulting from operations		$ 5,237,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,895,940	$ 469,008
Net realized gain (loss)	(246,164)	(8,874)
Change in net unrealized appreciation (depreciation)	3,587,698	371,233
Net increase (decrease) in net assets resulting from operations	5,237,474	831,367
Distributions to shareholders from net investment income	(1,894,092)	(470,642)
Distributions to shareholders from net realized gain	(41,854)	-
Total distributions	(1,935,946)	(470,642)
Share transactions - net increase (decrease)	71,847,079	14,887,685
Total increase (decrease) in net assets	75,148,607	15,248,410

Net Assets
Beginning of period	18,318,756	3,070,346
End of period (including distributions in excess of net investment income of $2,193 and distributions in excess of net investment income of $1,127, respectively)	$ 93,467,363	$ 18,318,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.447	.455	.084
Net realized and unrealized gain (loss)	.565	(.067) E	.011
Total from investment operations	1.012	.388	.095
Distributions from net investment income	(.452)	(.458)	(.085)
Distributions from net realized gain	(.020)	-	-
Total distributions	(.472)	(.458)	(.085)
Net asset value, end of period	$ 10.48	$ 9.94	$ 10.01
Total Return B,C	10.56%	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20% A
Net investment income	4.47%	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,139	$ 9,573	$ 1,737
Portfolio turnover rate	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.454	.463	.086
Net realized and unrealized gain (loss)	.568	(.066) E	.011
Total from investment operations	1.022	.397	.097
Distributions from net investment income	(.462)	(.467)	(.087)
Distributions from net realized gain	(.020)	-	-
Total distributions	(.482)	(.467)	(.087)
Net asset value, end of period	$ 10.48	$ 9.94	$ 10.01
Total Return B,C	10.67%	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income	4.57%	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,328	$ 8,746	$ 1,334
Portfolio turnover rate	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Concord Street Trust). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to the examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on the funds' net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses due to capital loss carryforwards, wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 404,145,960	$ 15,157,348	$ (836)	$ 15,156,512
Spartan Intermediate Treasury Bond Index Fund	1,325,867,365	66,007,023	(16,213)	65,990,810
Spartan Long-Term Treasury Bond Index Fund	91,106,479	3,861,914	(119,259)	3,742,655
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Spartan Short-Term Treasury Bond Index Fund	$ 2,143,047	$ 305,715	$ -
Spartan Intermediate Treasury Bond Index Fund	8,621,228	4,320,443	-
Spartan Long-Term Treasury Bond Index Fund	-	-	(68,871)

The tax character of distributions paid was as follows:

February 29, 2008	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 10,120,059	$ 139,899	$ 10,259,958
Spartan Intermediate Treasury Bond Index Fund	33,600,871	-	33,600,871
Spartan Long-Term Treasury Bond Index Fund	1,935,946	-	1,935,946

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

February 28, 2007	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 5,133,066	$ -	$ 5,133,066
Spartan Intermediate Treasury Bond Index Fund	7,521,605	-	7,521,605
Spartan Long-Term Treasury Bond Index Fund	470,642	-	470,642

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed ..10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and share-
holder servicing agent. FIIOC receives asset-based fees of .10% and.06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was each Fund's transfer agent.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 533
Spartan Intermediate Treasury Bond Index Fund	1,757
Spartan Long-Term Treasury Bond Index Fund	89

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The

Annual Report

6. Security Lending - continued

value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income income. Net income from lending portfolio securities during the period amounted to:

Spartan Short-Term Treasury Bond Index Fund	$ 93,391
Spartan Intermediate Treasury Bond Index Fund	$ 788,203

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 364	$ 367
Spartan Intermediate Treasury Bond Index Fund	-	495
Spartan Long-Term Treasury Bond Index Fund	-	200

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2008	Year ended February 28, 2007
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 2,505,481	$ 694,066
Fidelity Advantage Class	7,148,774	4,439,000
Total	$ 9,654,255	$ 5,133,066
From net realized gain
Investor Class	$ 160,810	$ -
Fidelity Advantage Class	444,893	-
Total	$ 605,703	$ -
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 30,173,319	$ 6,854,900
Fidelity Advantage Class	2,767,783	666,705
Total	$ 32,941,102	$ 7,521,605
From net realized gain
Investor Class	$ 629,462	$ -
Fidelity Advantage Class	30,307	-
Total	$ 659,769	$ -
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,098,122	$ 243,544
Fidelity Advantage Class	795,970	227,098
Total	$ 1,894,092	$ 470,642
From net realized gain
Investor Class	$ 23,567	$ -
Fidelity Advantage Class	18,287	-
Total	$ 41,854	$ -

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended Febauary 29, 2008	Year ended February 28, 2007	Year ended February 29, 2008	Year ended February 28, 2007
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	16,517,883	3,406,879	$ 168,890,449	$ 33,912,713
Reinvestment of distributions	226,991	60,928	2,325,823	607,959
Shares redeemed	(7,224,590)	(1,545,148)	(73,927,515)	(15,407,784)
Net increase (decrease)	9,520,284	1,922,659	$ 97,288,757	$ 19,112,888
Fidelity Advantage Class
Shares sold	22,236,106	14,974,260	$ 226,944,534	$ 148,835,286
Reinvestment of distributions	634,221	392,908	6,459,955	3,921,443
Shares redeemed	(15,162,887)	(1,210,912)	(153,969,073)	(12,078,363)
Net increase (decrease)	7,707,440	14,156,256	$ 79,435,416	$ 140,678,366
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	53,986,814	65,028,328	$ 554,033,237	$ 646,491,342
Reinvestment of distributions	3,007,741	690,955	30,560,779	6,838,662
Shares redeemed	(32,783,829)	(5,063,614)	(338,608,064)	(50,301,805)
Net increase (decrease)	24,210,726	60,655,669	$ 245,985,952	$ 603,028,199
Fidelity Advantage Class
Shares sold	17,468,544	2,145,684	$ 181,147,917	$ 21,043,083
Reinvestment of distributions	230,283	55,711	2,377,468	548,953
Shares redeemed	(3,911,593)	(516,605)	(40,607,665)	(5,110,229)
Net increase (decrease)	13,787,234	1,684,790	$ 142,917,720	$ 16,481,807
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	7,990,484	1,361,140	$ 80,844,603	$ 13,230,145
Reinvestment of distributions	105,065	24,109	1,058,535	235,169
Shares redeemed	(3,794,392)	(596,053)	(38,299,244)	(5,817,623)
Net increase (decrease)	4,301,157	789,196	$ 43,603,894	$ 7,647,691
Fidelity Advantage Class
Shares sold	4,423,117	1,030,396	$ 44,803,531	$ 9,999,248
Reinvestment of distributions	75,475	20,478	759,432	199,556
Shares redeemed	(1,719,170)	(304,644)	(17,319,778)	(2,958,810)
Net increase (decrease)	2,779,422	746,230	$ 28,243,185	$ 7,239,994

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Fixed-Income Trust at February 29, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fixed-Income Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 2005

Secretary of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-
present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-
2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-
present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-
present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long-Term Treasury Bond Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Spartan Short-Term Treasury Bond Index Fund	04/14/08	04/11/08	$0.055
Spartan Intermediate Treasury Bond Index Fund	04/14/08	04/11/08	$0.12

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Short-Term Treasury Bond Index Fund	$445,614
Spartan Intermediate Treasury Bond Index Fund	$4,320,443

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund	90.72%
Spartan Intermediate Treasury Bond Index Fund	82.79%
Spartan Long-Term Treasury Bond Index Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2008 to February 29, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Spartan Short-Term Treasury Bond Index Fund	$2,444,241
Spartan Intermediate Treasury Bond Index Fund	$7,904,951
Spartan Long-Term Treasury Bond Index Fund	$596,684

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company

Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LBX-UANN-0408
1.821047.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2008, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Money Market Portfolio	$40,000	$33,000
Spartan Intermediate Treasury Bond Index Fund	$67,000	$60,000
Spartan Long-Term Treasury Bond Index Fund	$66,000	$60,000
Spartan Short-Term Treasury Bond Index Fund	$66,000	$61,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$14,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Money Market Portfolio	$0	$0
Spartan Intermediate Treasury Bond Index Fund	$0	$0
Spartan Long-Term Treasury Bond Index Fund	$0	$0
Spartan Short-Term Treasury Bond Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Money Market Portfolio	$2,000	$2,100
Spartan Intermediate Treasury Bond Index Fund	$3,000	$2,900
Spartan Long-Term Treasury Bond Index Fund	$3,000	$2,900
Spartan Short-Term Treasury Bond Index Fund	$3,000	$2,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Money Market Portfolio	$2,600	$1,800
Spartan Intermediate Treasury Bond Index Fund	$900	$900
Spartan Long-Term Treasury Bond Index Fund	$700	$800
Spartan Short-Term Treasury Bond Index Fund	$700	$800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate fees billed by PwC of $1,530,000A and $1,270,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$235,000	$140,000
Non-Covered Services	$1,295,000	$1,130,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 28, 2008